Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Net income before income taxes	$ 35,396	$ 53,525	$ 28,225
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(12,036)	(18,197)	(9,597)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,329	1,234	843
Different jurisdictional tax rates for companies abroad	579	822	296
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(530)	(763)	(546)
Tax incentives	303	187	50
Tax loss carryforwards (unrecognized tax losses)	(23)	(221)	(59)
Non-taxable income (non-deductible expenses), net (2)	322	(15)	234
Post-employment benefits	(348)	(394)	(802)
Results of equity-accounted investments in Brazil and abroad	(88)	87	318
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	54	33	903
Others	9	(15)	(3)
Income taxes	(10,401)	(16,770)	(8,239)
Deferred income taxes	(876)	(906)	(4,058)
Current income taxes	$ (9,525)	$ (15,864)	$ (4,181)
Effective tax rate of income taxes	29.40%	31.30%	(29.20%)